Revenue - Narrative (Details)	6 Months Ended
Jun. 30, 2021
Minimum
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
Revenue payment term	30 days
Maximum
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
Revenue payment term	90 days